Revenue and Segment Information (Tables) 10-Q	6 Months Ended
Jun. 30, 2026
Segment Reporting, Revenue [Abstract]
Contract with Customer, Contract Asset, Contract Liability, and Receivable	Contract Balances

Unit : in thousand	As of
	June 30, 2026	December 31, 2025
Contract assets	$15,524	$—
Deferred revenue	2,150	—